SIGNIFICANT ACCOUNTING POLICIES (Schedule of Allowance for Credit Losses Roll-Forward) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Beginning balance	$ 2,538	$ 2,091
Increase in provision for expected credit losses	5,863	2,027
Recoveries collected	(1,479)	(597)
Amounts written off charged against the allowance	(555)	(986)
Foreign currency translation	(2)	3
Ending balance	$ 6,365	$ 2,538